UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330

         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL July 06, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total: $    102,434,069

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Bristol Myers Squibb Co                 Common Stock	110122108   3,455,113.50    	129,405     	SOLE	NONE	SOLE
Kimberly Clark Corp             	Common Stock	494368103	3578079.45	59015		Sole	None 	Sole
Altria Group                    	Common Stock	02209S103    	3565015.8	177895		Sole	None 	Sole
Travelers Companies             	Common Stock	89417E113	3557426		72232		Sole	None 	Sole
Bristol Myers Squibb Co         	Common Stock	110122108	3531628.7	141605		Sole	None 	Sole
Johnson & Johnson               	Common Stock	478160104	3509345.2	59420		Sole	None 	Sole
Hewlett-Packard Co              	Common Stock	428236103	3218214.24	74358		Sole	None 	Sole
3M Co                           	Common Stock	88579Y101    	3163944.45	40055		Sole	None 	Sole
Microsoft                       	Common Stock	594918104	3112332.6	135260		Sole	None 	Sole
Kraft Foods                     	Common Stock	50075N104    	3107104		110968		Sole	None 	Sole
Chevron Corp                    	Common Stock	166764100	3027913.2	44620		Sole	None 	Sole
Wal-Mart Stores, Inc            	Common Stock	931142103	3020238.1	62830		Sole	None 	Sole
UnitedHealth Group              	Common Stock	91324P102    	2993984.8	105422		Sole	None 	Sole
Cvs Caremark Corp               	Common Stock	126650100	2925696.2	99785		Sole	None 	Sole
Oracle Corp                     	Common Stock	68389X105    	2539554.94	118339		Sole	None 	Sole
Honeywell International         	Common Stock	438516106	2483947.26	63642		Sole	None 	Sole
Lilly, Eli & Co                 	Common Stock	532457108	2447175		73050		Sole	None 	Sole
General Dynamics                	Common Stock	369550108	2414428.8	41230		Sole	None 	Sole
Public Enterprise Group         	Common Stock	744573106	2367921.4	75580		Sole	None 	Sole
American Electric Power         	Common Stock	025537101	2366298		73260		Sole	None 	Sole
International Business Machs C  	Common Stock	459200101	2296728		18600		Sole	None 	Sole
McDonalds Corp                  	Common Stock	580135101	2240568.05	34015		Sole	None 	Sole
AON                             	Common Stock	037389103	2199174.4	59245		Sole	None 	Sole
Conoco Phillips                 	Common Stock	20825C104    	2156032.8	43920		Sole	None 	Sole
Symantec Corp                   	Common Stock	871503108	2119267.8	152685		Sole	None 	Sole
Merck Co Inc                    	Common Stock	58933Y105    	2089527.44	59752		Sole	None 	Sole
Molson Coors                    	Common Stock	60871R209    	2051283		48425		Sole	None 	Sole
Dominion Resources              	Common Stock	25746U109    	2036174.4	52560		Sole	None 	Sole
AT&T                            	Common Stock	00206R102    	2015123.76	83304		Sole	None 	Sole
Allstate Corp                   	Common Stock	020002101	1892588.75	65875		Sole	None 	Sole
Newmont Mining Corp             	Common Stock	651639106	1886774.4	30560		Sole	None 	Sole
US Bancorp                      	Common Stock	902973304	1818414.93	81360.8		Sole	None 	Sole
Pfizer, Inc                     	Common Stock	717081103	1773074.14	124339		Sole	None 	Sole
Target Corp                     	Common Stock	87612E110	1667993.91	33923		Sole	None 	Sole
Best Buy Company Inc            	Common Stock	086516101	1298192.4	38340		Sole	None 	Sole
V F Corp                        	Common Stock	918204108	1245294.1	17495		Sole	None 	Sole
Sempra Energy                   	Common Stock	816851109	1167878.4	24960		Sole	None 	Sole
Valero Energy                   	Common Stock	91913Y100    	1150540.2	63990		Sole	None 	Sole
Humana Inc                      	Common Stock	444859102	1023008		22400		Sole	None 	Sole
Devon Energry Corp              	Common Stock	25179M103    	947001.4	15545		Sole	None 	Sole
Mosaic					Common Stock	61945A107	880753.1	22595		Sole	None	Sole
State Street                    	Common Stock	857477103	846514.6	25030		Sole	None 	Sole
Transocean                      	Common Stock	H8817H100    	648620		14000		Sole	None 	Sole
Johnson Controls Inc            	Common Stock	478366107	366775.5	13650		Sole	None 	Sole
Williams Cos Inc Com            	Common Stock	969457100	192945.4	10555		Sole	None 	Sole
Exxon Mobil Corp Com            	Common Stock	30231G102    	127069.33	2226.6		Sole	None 	Sole
General Electric                	Common Stock	369604103	74263		5150		Sole	None 	Sole
Buckeye Partners L.P            	Common Stock	118230101	41328		700		Sole	None 	Sole
Enterprise Prods Partners L P   	Common Stock	293792107	21929.4		620		Sole	None 	Sole
Tortoise Energy Infrastructure  	Common Stock	89147L100    	16172.5		500		Sole	None 	Sole
Dr Pepper Snapple Group Inc Co  	Common Stock	26138E109	15329.9		410		Sole	None 	Sole
Coca Cola Company               	Common Stock	191216100	14534.8		290		Sole	None 	Sole
Lexington Corporate Properties  	Common Stock	529043101	13486.44	2244		Sole	None 	Sole
JP Morgan Chase & Co Com Isin#  	Common Stock	46625H100    	4832.52		132		Sole	None 	Sole
Fomento Economico ME            	Common Stock	344419106	373247.5	8650		Sole	None 	Sole
Siemens                         	Common Stock	826197501	332156.3	3710		Sole	None 	Sole
Delhaize Freres                 	Common Stock	2975W101     	303775		4190		Sole	None 	Sole
British American Tobacco ADR    	Common Stock	110448107	298776		4720		Sole	None 	Sole
Sony Corp ADR                   	Common Stock	835699307	282808		10600		Sole	None 	Sole
Covidien PLC                    	Common Stock	G255F105     	277643.8	6910		Sole	None 	Sole
Unilever PLC ADR                	Common Stock	904767704	275586.3	10310		Sole	None 	Sole
AstraZeneca PLC ADR             	Common Stock	046353108	275239.2	5840		Sole	None 	Sole
SAP                             	Common Stock	803054204	271116		6120		Sole	None 	Sole
Sanofi Aventis ADR              	Common Stock	80105N105    	267534		8900		Sole	None 	Sole
Diageo PLC ADR                  	Common Stock	25243Q205    	262566.9	4185		Sole	None 	Sole
Novartis AG Spon ADR            	Common Stock	66987V109    	260686.4	5395		Sole	None 	Sole
Toyota Motor Corp ADR           	Common Stock	892331307	248909.1	3630		Sole	None 	Sole
Korea Electric Power Corp ADR   	Common Stock	500631106	244848.8	19010		Sole	None 	Sole
BT Group PLC                    	Common Stock	05577E101	244735.4	12740		Sole	None 	Sole
Nippon Telephone & Telegraph A  	Common Stock	654624105	243063		11950		Sole	None 	Sole
Petrobras Brasileiro            	Common Stock	71654V408    	234748.8	6840		Sole	None 	Sole
Total SA ADR                    	Common Stock	89151E109	229449.6	5140		Sole	None 	Sole
Canadian Imperial Bank          	Common Stock	136069101	224028		3600		Sole	None 	Sole
ABB LTD ADR                     	Common Stock	000375204	219369.6	12695		Sole	None 	Sole
Panasonic Corp ADR              	Common Stock	69832A205    	217896.7	17390		Sole	None 	Sole
Vodafone                        	Common Stock	92857W209    	186030		9000		Sole	None 	Sole
HSBC Holdings PLC ADR           	Common Stock	404280406	173697.9	3810		Sole	None 	Sole
Royal Dutch Shell PLC ADR       	Common Stock	780259206	157690.8	3140		Sole	None 	Sole
Credit Suisse Grp ADR           	Common Stock	225401108	157206		4200		Sole	None 	Sole
Nokia Corp, Spon ADR            	Common Stock	654902204	150652.75	18485		Sole	None 	Sole
Eni SPA                         	Common Stock	26874R108    	146200		4000		Sole	None 	Sole
TD Bank                         	Common Stock	891160509	142802		2200		Sole	None 	Sole
Allianz SE ADR                  	Common Stock	018805101	126824.63	12685		Sole	None 	Sole
POSCO ADR                       	Common Stock	693483109	105638.4	1120		Sole	None 	Sole
Banco Santander                 	Common Stock	05964H105    	64050		6100		Sole	None 	Sole
Glaxosmithkline Plc Spons Adr   	Common Stock	37733W105    	36390.7		1070		Sole	None 	Sole
Luxottica                       	Common Stock	55068R202    	35653.2		1480		Sole	None 	Sole
Bce Inc Com New Isin#ca05534b7  	Common Stock	05534B760    	29270		1000		Sole	None 	Sole
Australia & New Zealand Bkg Gr  	Common Stock	052528304	26284.32	1440		Sole	None 	Sole
Gold Fields Ltd New Spons Adr   	Common Stock	38059T106    	21392		1600		Sole	None 	Sole
Telefonica de Espana SA         	Common Stock	879382208	16659		300		Sole	None 	Sole

====================================================================================================================================

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